Document And Entity Information	Jul. 07, 2020
Document Information [Line Items]
Entity, Registrant Name	KIMCO REALTY CORPORATION
Document, Type	8-K
Document, Period End Date	Jul. 07, 2020
Entity, Incorporation, State or Country Code	MD
Entity, File Number	1-10899
Entity, Tax Identification Number	13-2744380
Entity, Address, Address Line One	500 North Broadway
Entity, Address, Address Line Two	Suite 201
Entity, Address, City or Town	Jericho
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	869-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KIM
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000879101